Debt - Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Letters of Credit
Debt
Letters of Credit Outstanding	$ 827,850	$ 711,365
Weighted Average Annual Cost (as a percent)	0.94%	0.97%
Letters of Credit | Revolving Credit Facilities
Debt
Letters of Credit Outstanding	$ 827,850	$ 711,365
Revolving Credit Facilities due 2021
Debt
Letters of Credit Outstanding	$ 0	$ 0